Summary of Significant Accounting Policies Variable Interest Entities, Additional Information (Details) $ in Millions	12 Months Ended
	Sep. 30, 2016 USD ($) Entity	Sep. 30, 2015 USD ($) Entity	Sep. 30, 2014 USD ($)	Sep. 30, 2012 Entity
Variable Interest Entity [Line Items]
Foreign currency transaction losses | $	$ 95	$ 119	$ 8
Interest Percentage Minimum For Investments In Partially Owned Affiliates To Be Accounted For By Equity Method	20.00%
Number Of Vies In Which Company Was Primary Beneficiary	3	3
Number Of Separate Investments Pre Existing Variable Interest Entities Was Reorganized Into				3
Number Of Vies In Which Company Was Not Primary Beneficiary	2
Additional Interests Acquired				2
Amount Of Debt Co Obliged By Variable Interest Entity | $	$ 170
Loans To Group Entities | $	37
Minimum Proceeds Received | $	25
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount | $	$ 59	$ 62
Power Solutions
Variable Interest Entity [Line Items]
Number Of Vies In Which Company Was Primary Beneficiary	1
North America | Automotive Experience
Variable Interest Entity [Line Items]
Number Of Vies In Which Company Was Primary Beneficiary	2